                              JOHN HANCOCK FUNDS
         _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                     U.S.
                                  GOVERNMENT
                                     CASH
                                   RESERVE


                              SEMI-ANNUAL REPORT

                              NOVEMBER 30, 1995

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                James F. Carlin*
                             William H. Cunningham*
                               Charles L. Ladner*
                                Leo E. Linbeck*
                             Patricia P. McCarter*
                             Steven R. Pruchansky*
                     Lt. Gen. Norman H. Smith, USMC (Ret.)*
                                John P. Toolan*
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                Thomas H. Drohan
                      Senior Vice President and Secretary
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                     Vice President and Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                   CUSTODIAN
                       State Street Bank & Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                 P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                                 Hale and Dorr
                                60 State Street
                          Boston, Massachusetts 02109

                               CHAIRMAN'S MESSAGE


DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through November, the Standard & Poor's 500-Stock Index, a widely-used barometer of stock performance, had grown by 32%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

        On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While there's no clear-cut solution on the horizon, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

        We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

        Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

        Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,


/s/ Edward J. Boudreau, Jr.
---------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                       BY DAWN BAILLIE, PORTFOLIO MANAGER

                                  JOHN HANCOCK
                                U.S. GOVERNMENT
                                  CASH RESERVE

            Money market yields approach highest level in four years
            --------------------------------------------------------

Money market yields remained fairly steady between June and November, hovering close to their highest levels in almost four years despite a small decrease in short-term rates by the Federal Reserve in July. At the end of November, the federal funds rate -- the interest rate banks charge each other for overnight loans and which serves as the benchmark for pricing most money market securities -- stood at 5.75%. With yields between 5% and 6%, money market investors are earning a real rate of return -- that is, the return after inflation -- of 2.5% to 3%. As a result, many investors returned to money market funds in 1995, recognizing that while these funds present a "safe haven," they also provide a nice rate of return for the low level of risk.

[A 2 1/2" x 2 1/4" photo of Dawn Baillie, bottom center. Caption reads: "DAWN BAILLIE, PORTFOLIO MANAGER."]

        On November 30, 1995, John Hancock U.S. Government Cash Reserve Fund had a 7-day average yield of 5.72%. [1] The Fund outperformed the average U.S. government/agency money market fund, which had a 7-day average yield of 5.09%, according to IBC/Donoghue's Money Fund Report.

LONGER THAN AVERAGE MATURITY
As the Fed reversed course in July and lowered short-term rates by one quarter of a percentage point - after more than a year of interest rate increases - the Fund continued to extend its average maturity and kept it slightly longer than the Donoghue's average for government/agency funds. As of November 30, the average maturity of the Fund was 68 days, up from an average of nearly 53 days at the start of the semi-annual period and higher than the Donoghue's average 50 days. Average maturity is commonly used as a way to gage a money market

                                  [CAPTION]
           "MONEY MARKET YIELDS HAVE REMAINED FAIRLY STEADY OVER THE
                               LAST SIX MONTHS."

               John Hancock Funds - U.S. Government Cash Reserve

[Bar chart with heading "7-DAY YIELD" at top of left hand column. Under the heading is the footnote "As of November 30, 1995." The chart is scaled in increments of 2% from top to bottom with 6% at the top and 0% at the bottom. Within the chart, there are two solid bars. The first represents the 5.72% 7-day yield for John Hancock U.S. Government Cash Reserve Fund. The second represents the 5.09% 7-day yield for the average US government/agency money market fund. Footnote below reads: "The average U.S. government/agency money market fund is tracked by IBC/Donoghue's Money Fund Report."]


fund's approach to seeking yield. Typically, a longer average maturity signifies a more aggressive approach. It also serves as protection against further interest rate declines that are anticipated because of an inflation picture that looks under control and economic growth that remains slow to slightly moderate.

FED WATCH
The Federal Open Market Committee (FOMC), the group that determines Fed monetary policy, has shown its willingness to respond to signs of economic slowdown. As expected, they did not lower interest rates again in November, because there were enough signs that the economy had enough momentum on its own. But shortly after the Fund's period ended, the Fed lowered the federal funds rate another one-quarter point, to 5.5%, on news of lower-than-expected inflation. What's more, they're still waiting to see what progress Congress makes on the federal budget deficit. The Fed could reward Congress or credible budget deficit action, if it occurs, with another quarter-point reduction at the January FOMC meeting. So it appears likely that interest rates could be going down again.

LOOKING AHEAD
As for now, we plan to stick to our current strategy of maintaining an average maturity in the 60-day range, with the bulk of the portfolio invested in interest-bearing government agency securities. We will keep a close eye on the economy as we expect growth to remain mild and inflation to remain in check. If growth remains too sluggish and it looks like a deficit reduction plan may be put in place, the Fund may begin to lengthen its maturity by a few more days as an additional protection against an interest rate decline. However, year end always presents interesting opportunities for money market funds. There is usually a strong demand for financing around this time of year, which often drives short-term yields up. With this in mind, we will watch carefully for the best time to lock in higher yields.

                                  [CAPTION]
    "...IT APPEARS LIKELY THAT INTEREST RATES COULD BE GOING DOWN AGAIN."

------------------------------------------------------------------------------
[1]During the period of this report, the Adviser voluntarily agreed to limit the Fund's expenses to 0.35% of its daily net asset value. Without the subsidy, the 7-day average yield as of 5/31/95 would have been 4.90%.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)
-----------------------------------------------------------------------------
ASSETS:
      Investments, in money market instruments,
        at value - Note C:
        U.S. government obligations (cost - $17,690,375)....... $17,690,375
        Joint repurchase agreement (cost - $4,191,000).........   4,191,000
                                                                -----------
                                                                 21,881,375
      Cash.....................................................     127,637
      Interest receivable......................................     383,444
      Receivable from John Hancock Advisers, Inc. - Note B.....       1,357
      Other assets.............................................      17,292
                                                                -----------
                                Total Assets                     22,411,105
                                -------------------------------------------

LIABILITIES:
      Dividend payable.........................................       3,499
      Payable to John Hancock Advisers, Inc. and
      affiliates - Note B......................................       9,773
                                                                -----------
                                Total Liabilities                    13,272
                                -------------------------------------------

NET ASSETS:
      Capital paid-in..........................................  22,397,833
                                                                -----------
                                Net Assets                      $22,397,833
                                ===========================================



NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
                                (based on 22,397,833 shares of
                                beneficial interest outstanding -
                                unlimited number of shares
                                authorized with $0.01
                                par value)                      $      1.00
                                ===========================================

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND
SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON NOVEMBER 30, 1995.
YOU'LL ALSO FIND THE NET ASSET VALUE PER SHARE AS OF THAT DATE.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND
EXPENSES INCURRED IN OPERATING THE FUND FOR THE PERIOD STATED.


STATEMENT OF OPERATIONS
Six months ended November 30, 1995 (Unaudited)
----------------------------------------------

INVESTMENT INCOME:
      Interest.................................................    $743,592
                                                                -----------

      Expenses:
        Investment management fee - Note B                           61,258
        Auditing fee...........................................      16,138
        Custodian fee..........................................      13,827
        Registration and filing fees...........................      13,161
        Printing...............................................      12,609
        Legal fees.............................................      10,821
        Transfer agent fee - Note B............................       6,069
        Trustees' fees.........................................       4,378
        Advisory board fee.....................................       3,485
        Miscellaneous..........................................       2,000
                                                                -----------
                                Total Expenses.................     143,746
                                Less Expenses Reimbursable by
                                John Hancock Advisers, Inc. -
                                Note B.........................    (100,864)
                                -------------------------------------------
                                Net Expenses...................      42,882
                                -------------------------------------------
                                Net Investment Income..........     700,710
                                -------------------------------------------
                                Net Increase in Net Assets
                                Resulting from Operations......    $700,710
                                ===========================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve



STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                                                      SIX MONTHS ENDED     YEAR ENDED
                                                                                      NOVEMBER 30, 1995      MAY 31,
                                                                                        (UNAUDITED)           1995
                                                                                        -----------       ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment Income.........................................................       $   700,710       $  4,215,208
                                                                                        -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.0287 and $0.0495 per share,
   respectively).................................................................          (700,710)        (4,215,208)
                                                                                        -----------       ------------

FROM FUND SHARE TRANSACTIONS -- NET*.............................................        (6,732,882)       (65,276,832)
                                                                                        -----------       ------------

NET ASSETS:
   Beginning of period...........................................................        29,130,715         94,407,547
                                                                                        -----------       ------------

   End of period.................................................................       $22,397,833       $ 29,130,715
                                                                                        ===========       ============

* ANALYSIS OF FUND SHARE TRANSACTIONS AT $1 PER SHARE:

   Shares sold...................................................................       $91,541,288       $215,745,531

   Shares issued to shareholders in reinvestment of distributions................           523,595          2,455,376
                                                                                        -----------       ------------
                                                                                         92,064,883        218,200,907
   Less shares repurchased.......................................................       (98,797,765)      (283,477,739)
                                                                                        -----------       ------------
   Net decrease..................................................................       $(6,732,882)      $(65,276,832)
                                                                                        ===========       ============


THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, DISTRIBUTIONS PAID TO SHAREHOLDERS, AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE FUND SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
-----------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                         NOVEMBER 30, 1995                     YEAR ENDED MAY 31,
                                                                              -----------------------------------------------------
                                                            (UNAUDITED)         1995       1994       1993        1992       1991
                                                            -----------        -------    -------   --------  ---------  ---------
PER SHARE OPERATING PERFORMANCE
      Net Asset Value, Beginning of Period................      $  1.00        $  1.00    $  1.00   $   1.00   $   1.00   $   1.00
                                                                -------        -------    -------   --------   --------  ---------
      Net Investment Income...............................         0.03           0.05       0.03       0.03       0.05       0.07
                                                                -------        -------    -------   --------   --------  ---------
      Less Distributions:
      Dividends from Net Investment Income................        (0.03)         (0.05)     (0.03)     (0.03)     (0.05)     (0.07)
                                                                -------        -------    -------   --------   --------  ---------

      Net Asset Value, End of Period .....................      $  1.00        $  1.00    $  1.00   $   1.00   $   1.00   $   1.00
                                                                =======        =======    =======   ========   ========   ========
      Total Investment Return at Net Asset Value..........         2.92%          5.07%      3.04%      3.25%      4.95%      7.42%
      Total Adjusted Investment Return at Net
       Asset Value (b)....................................         2.10%          4.69%      2.74%      2.93%      4.62%      7.11%

RATIOS AND SUPPLEMENTAL DATA
      Net Assets, End of Period (000's omitted)...........      $22,398        $29,131    $94,408   $123,106   $109,358   $200,092
      Ratio of Expenses to Average Net Assets ............         0.35%*         0.35%      0.35%      0.35%      0.35%      0.35%
      Ratio of Adjusted Expenses to Average Net
       Assets (a).........................................         1.17%*         0.73%      0.65%      0.67%      0.68%      0.66%
      Ratio of Net Investment Income to Average Net
       Assets.............................................         5.70%*         4.79%      2.96%      3.19%      4.86%      7.21%
      Ratio of Adjusted Net Investment Income
        to Average Net Assets (a)........................          4.88%*         4.41%      2.66%      2.87%      4.53%      6.90%

(a) On an unreimbursed basis without expense reduction.
(b) An estimated total return calculation which takes into consideration fees and expenses borne by the Adviser during the periods shown.
  * On an annualized basis.



THE FINANCIAL HIGHLIGHTS SUMMARIZE THE IMPACT OF NET INVESTMENT INCOME AND DIVIDENDS ON A SINGLE SHARE FOR THE PERIOD INDICATED. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


SCHEDULE OF INVESTMENTS
November 30, 1995 (Unaudited)
-----------------------------------------------------------------------------

                                                INTEREST       PAR VALUE         MARKET
ISSUER, DESCRIPTION                               RATE       (000'S OMITTED)     VALUE
------------------------------------            --------     ---------------   ----------
U. S. GOVERNMENT OBLIGATIONS
GOVERNMENTAL - U. S. AGENCIES (78.98%)
      Federal Home Loan Bank,
      12-08-95.........................         7.150%          $  500         $   500,109
      Federal Home Loan Bank,
      01-19-96.........................         7.305              455             455,317
      Federal Home Loan Bank,
      01-26-96.........................         5.030              500             499,242
      Federal Home Loan Bank,
      03-18-96.........................         5.020            1,050           1,047,184
      Federal Home Loan Bank,
      04-24-96.........................         6.420              300             300,666
      Federal Home Loan Bank,
      04-25-96.........................         7.750              500             503,694
      Federal Home Loan Bank,
      09-26-96.........................         5.925              600             600,044
      Federal Home Loan Bank,
      10-30-96.........................         5.900            2,000           2,000,000
      Federal Home Loan Mortgage
      Corp., 02-08-96..................         5.800              275             271,943
      Federal Home Loan Mortgage
      Corp., 02-28-96..................         6.840            1,000           1,000,567
      Federal National Mortgage
      Association, 12-11-95............         6.300            9,150           9,150,871
      Federal National Mortgage
      Association, 02-28-96............         6.720            1,000             999,968
      Federal National Mortgage
      Association, 04-18-96............         6.430              360             360,770
                                                                                ----------
                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                                   (Cost $17,690,375)           (78.98%)        17,690,375
                                                                ------          ----------

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE FUND ON NOVEMBER 30, 1995. IT'S DIVIDED INTO TWO TYPES OF SHORT-TERM INVESTMENTS.


                                                INTEREST       PAR VALUE         MARKET
ISSUER, DESCRIPTION                               RATE       (000'S OMITTED)     VALUE
------------------------------------            --------     ---------------   ----------
JOINT REPURCHASE AGREEMENT (18.71%)
      Investment in a joint repurchase
      agreement transaction with SBC
      Capital Markets, Inc. -
      Dated 11-30-95, Due 12-01-95
      (secured by U.S. Treasury Bond,
      8.875% due 08-15-17) -
      Note A...........................         5.910%          $4,191          $ 4,191,000
                                                                                -----------
                      TOTAL JOINT REPURCHASE AGREEMENT
                                     (Cost $4,191,000)          (18.71%)          4,191,000
                                                                ------          -----------
                                       TOTAL INVESTMENTS        (97.69%)        $21,881,375
                                                                ======          ===========



The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Current Interest Trust (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended. John Hancock U.S. Government Cash Reserve (the "Fund") is the only series in the Trust presently issuing shares. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Trustees have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program quivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000, (e)
0.325% of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g)
0.275% in excess of $2,500,000,000.

        In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

        The Adviser agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net assets. Accordingly, for the period ended November 30, 1995, the reduction to the Adviser's fee amounted to $100,864. The Adviser reserves the right to terminate this limitation in the future.

                         NOTES TO FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve


        The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. There were no payments under the Distribution Plan during the period ended November 30, 1995. Payment of fees under the Distribution Plan were suspended during this period.

        The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays transfer agent fees based on transaction volume and the number of shareholder accounts.

        Edward J. Boudreau, Jr. is a director and officer of the Adviser and its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as other assets. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

        On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser for the Fund with approval of the Trustees and shareholders of the Fund. The Fund's former investment manager was Transamerica Fund Management Company. The Fund has an independent advisory board composed of certain members of the former Transamerica Board of Trustees who provide advice to the current Trustees in order to facilitate a smooth management transition for which the Fund pays the advisory board and its counsel a fee.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended November 30, 1995 aggregated $1,513,755,915 and $1,521,003,426, respectively.

        The cost of investments owned at November 30, 1995 for Federal income tax purposes was $21,881,375.

                                     NOTES

               John Hancock Funds - U.S. Government Cash Reserve

[LOGO] John Hancock Funds
       A Global Investment Management Firm
       101 Huntington Avenue Boston, MA 02199-7603


[A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm."]


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        This report is for the information of shareholders of the John Hancock
U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]